Significant accounting policies - Value-added-tax ("VAT") (Details) - CNY (¥) ¥ in Thousands	12 Months Ended			45 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2022
Significant accounting policies
Amount of input VAT additional deduction benefit	¥ 12,035	¥ 12,864	¥ 5,766
Minimum [Member]
Significant accounting policies
Input VAT credit (in percent)				10.00%
Maximum [Member]
Significant accounting policies
Input VAT credit (in percent)				15.00%